INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Details) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 31, 2009	Dec. 31, 2010 MTS Belarus, an associated company of the Group	Dec. 31, 2009 MTS Belarus, an associated company of the Group	Apr. 30, 2008 MTS Belarus, an associated company of the Group	Dec. 31, 2010 Intellect Telecom	Nov. 30, 2010 Intellect Telecom	Dec. 31, 2009 Coral/Sistema Strategic Fund
Schedule of Equity Method Investments
Equity investment					$ 227,130,000	$ 220,350,000		$ 11,662,000
Loan receivable				12,500,000	3,000,000	100,000
Total investments in and advances to associates	241,792,000	220,450,000
Maximum borrowing amount for which the group entered into a credit facility agreement						46,000,000	33,000,000
Interest rate on borrowing for which the group entered into a credit facility agreement (as a percent)							10.00%
Equity method ownership interest acquired from Sistema Telecom (as a percent)									43.80%
Amount of acquired equity method investment									12,400,000
Financial position and results of operations
Total assets					527,609,000	498,278,000		25,227,000
Total liabilities					72,533,000	56,736,000		34,180,000
Net income (loss)					145,707,000	143,061,000		(6,831,000)
Impairment of equity method investment										7,400,000
Total earnings or losses of associates	$ 70,649,000	$ 60,313,000	$ 75,688,000